Investment Objectives and Goals	Feb. 28, 2026
PRIMECAP Odyssey Stock Fund Series
Prospectus [Line Items]
Risk/Return [Heading]	PRIMECAP Odyssey Stock Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The PRIMECAP Odyssey Stock Fund seeks to provide long-term capital appreciation.
PRIMECAP Odyssey Growth Fund Series
Prospectus [Line Items]
Risk/Return [Heading]	PRIMECAP Odyssey Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The PRIMECAP Odyssey Growth Fund seeks to provide long-term capital appreciation.
PRIMECAP Odyssey Aggressive Growth Fund Series
Prospectus [Line Items]
Risk/Return [Heading]	PRIMECAP Odyssey Aggressive Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The PRIMECAP Odyssey Aggressive Growth Fund seeks to provide long-term capital appreciation.